Segment Information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Operating results of operating segments are regularly reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segment and to assess performance. The Company considers each of its mine sites as a reportable operating segment. The following table presents significant information about the Company’s reportable operating segments as reported to the Company’s chief operating decision maker:

Year ended December 31, 2024
	Revenue	Operating expense	Depreciation and depletion	Exploration and evaluation expense	Other operating expenses	Income (loss) from operations
Greenstone(1)	$278,369	$(116,843)	$(19,309)	$(139)	$—	$142,078
Mesquite	173,223	(103,663)	(28,943)	—	—	40,617
Los Filos	412,243	(326,903)	(55,373)	(463)	—	29,504
Aurizona	173,947	(114,365)	(33,920)	(1,316)	—	24,346
Fazenda	152,300	(86,580)	(35,736)	(3,010)	—	26,974
RDM	137,486	(80,470)	(14,697)	—	—	42,319
Santa Luz	137,548	(111,250)	(26,338)	(2,654)	—	(2,694)
Castle Mountain(2)	49,004	(49,512)	(6,171)	(433)	(580)	(7,692)
Corporate	—	—	—	(4,478)	(53,010)	(57,488)
	$1,514,120	$(989,586)	$(220,487)	$(12,493)	$(53,590)	$237,964

Year ended December 31, 2023
	Revenue	Operating expense	Depreciation and depletion	Exploration and evaluation expense	Other operating expenses	Income (loss) from operations
Greenstone	$—	$—	$—	$—	$—	$—
Mesquite	168,001	(102,030)	(36,732)	—	—	29,239
Los Filos(3)	305,950	(261,822)	(53,588)	(673)	(255)	(10,388)
Aurizona	233,423	(128,457)	(47,083)	(4,724)	—	53,159
Fazenda	127,962	(81,547)	(34,008)	(2,544)	—	9,863
RDM(3)	101,931	(62,992)	(16,944)	—	(1,108)	20,887
Santa Luz	110,118	(95,437)	(22,031)	(2,669)	—	(10,019)
Castle Mountain	40,806	(31,947)	(4,589)	(905)	—	3,365
Corporate	—	—	—	(175)	(46,311)	(46,486)
	$1,088,191	$(764,232)	$(214,975)	$(11,690)	$(47,674)	$49,620
(1)The first gold pour at Greenstone occurred on May 22, 2024. Depreciation and depletion of capitalized development and construction costs at Greenstone commenced after the mine reached commercial production on November 6, 2024 (note 9(b)).
(2)In August 2024, the Company suspended mining at Castle Mountain for the duration of the permitting period for the mine’s expansion. Residual heap leach processing and gold production will continue, and the mine will be placed on care and maintenance when processing is complete. Other operating expenses at Castle Mountain for the year ended December 31, 2024 relate to care and maintenance costs.
(3)Other operating expenses at Los Filos and RDM for the year ended December 31, 2023 relate to care and maintenance costs.
27.    SEGMENT INFORMATION (CONTINUED)

	Total assets		Total liabilities
At December 31	2024	2023	2024	2023
Greenstone	$3,774,047	$1,300,441	$(1,136,784)	$(227,533)
Mesquite	319,572	297,252	(44,267)	(65,312)
Los Filos	1,162,039	1,171,265	(248,196)	(227,567)
Aurizona	366,953	365,952	(64,610)	(55,914)
Fazenda	95,090	94,065	(32,467)	(30,746)
RDM	158,799	165,021	(29,633)	(39,124)
Santa Luz	299,959	306,076	(24,521)	(30,693)
Castle Mountain	333,317	329,236	(13,253)	(24,014)
Corporate(1)	203,819	321,069	(1,722,312)	(1,207,013)
	$6,713,595	$4,350,377	$(3,316,043)	$(1,907,916)
(1)Corporate assets include the investment in Versamet (note 10(a)).

	Capital expenditures(1)
Years ended December 31	2024	2023
Greenstone	$327,887	$425,656
Mesquite	35,578	16,194
Los Filos	43,858	37,483
Aurizona	50,518	46,353
Fazenda	27,565	21,653
RDM	16,302	29,107
Santa Luz	16,166	7,596
Castle Mountain	5,567	11,337
Corporate	249	999
	$523,690	$596,378
Capital expenditures in the above table represent capital expenditures on an accrual basis. Expenditures on mineral properties, plant and equipment in the consolidated statements of cash flows represent capital expenditures on a cash basis. Expenditures on mineral properties, plant and equipment in the consolidated statement of cash flows for the year ended December 31, 2024 exclude non-cash additions and capitalized borrowing costs (note 9) and include a decrease in accrued expenditures of $33.5 million (2023 – include a decrease in accrued expenditures of $26.8 million).
The following table presents the Company’s non-current assets other than financial instruments, investment in associate, and deferred income tax assets by region:

At December 31	2024	2023
Canada	$3,623,404	$1,284,252
United States	591,461	488,701
Mexico	897,612	915,625
Brazil	738,644	750,962
Total non-current assets, excluding financial instruments, investment in associate and deferred income tax assets	$5,851,121	$3,439,540
27.    SEGMENT INFORMATION (CONTINUED)
The following table presents revenue from sales to major customers that exceeded 10% of the Company’s revenue for the years ended December 31, 2024 and 2023:

	2024	2023
Customer 1(1)	$781,490	$653,395
Customer 2(2)	498,108	268,688
Customer 3(3)	196,152	145,805
Total revenue from major customers(4)	$1,475,750	$1,067,888
(1)Revenue from Customer 1 for the years ended December 31, 2024 and 2023 relates to all segments except Los Filos.
(2)Revenue from Customer 2 for the years ended December 31, 2024 and 2023 relates to all segments except Mesquite, Castle Mountain and Aurizona.
(3)Revenue from Customer 3 for the years ended December 31, 2024 and 2023 relates to Los Filos.
(4)Total revenue from major customers for the year ended December 31, 2024 represented 97.5% of total revenue (2023 – 98.1%).